DIVIDENDS PAID AND PROPOSED - Declared (Details) - $ / shares		1 Months Ended				12 Months Ended
	Feb. 14, 2020	Feb. 29, 2020	Aug. 31, 2019	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2019
Dividends [line items]
Dividends paid (in dollars per share)			$ 0.13	$ 0.17	$ 0.12	$ 0.28
Maximum
Dividends [line items]
Tax rate withholdings on dividend paid to company's ADS depositary						15.00%
Dividend approval by supervisory board
Dividends [line items]
Dividends declared (in dollars per share)	$ 0.15	$ 0.15